Inventory - Breakdown of Inventory (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of fair value measurement of assets [line items]
Supplies and consumables	$ 4,701	$ 11,402
Merchandise and accessories	745	911
Inventory	154,862	187,925
Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	109,734	93,109
Finished goods	25,973	50,922
Inventory	135,707	144,031
Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	5,684	15,897
Finished goods	8,025	15,684
Inventory	13,709	31,581
Capitalized cost
Disclosure of fair value measurement of assets [line items]
Supplies and consumables	4,701	11,402
Merchandise and accessories	745	911
Inventory	88,778	97,315
Capitalized cost | Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	58,021	40,369
Finished goods	14,173	20,655
Inventory	72,194	61,024
Capitalized cost | Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	3,768	10,980
Finished goods	7,370	12,998
Inventory	11,138	23,978
Fair value adjustment
Disclosure of fair value measurement of assets [line items]
Supplies and consumables	0	0
Merchandise and accessories	0	0
Inventory	66,084	90,610
Fair value adjustment | Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	51,713	52,740
Finished goods	11,800	30,267
Inventory	63,513	83,007
Fair value adjustment | Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	1,916	4,917
Finished goods	655	2,686
Inventory	$ 2,571	$ 7,603